                                  UNITED STATES

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                    FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841
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                            MFS MUNICIPAL INCOME TRUST
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                (Exact name of registrant as specified in charter)

                 500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                     Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agents for service)

        Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                     Date of reporting period: April 30, 2007
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This Form N-CSR is being filed for the purpose of amending and restating the
Form N-CSR filed on July 6, 2007 (Accession No. 0000950156-07-000443) to correct an error reported in the Registrant's semi-annual shareholder report for the period ended April 30, 2007 (the "April Report"). In the April Report under the section entitled "Ratios (To Average Net Assets Applicable to Common Shares) and Supplemental Data" in the "Financial Highlights", the Registrant incorrectly reported the Net Investment Income ratio for the six-month period ended April 30, 2007 as 5.21% because the Registrant included both preferred and common shares in its calculation. The corrected Net Investment Income Ratio for the period is 7.47%.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  MFS(R) MUNICIPAL INCOME TRUST

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                              4/30/07
                                                              MFM-SEM

MFS(R) MUNICIPAL INCOME TRUST
(As Restated)

LETTER FROM THE CEO                                          1
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PORTFOLIO COMPOSITION                                        2
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PORTFOLIO MANAGERS' PROFILES                                 3
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PERFORMANCE SUMMARY                                          4
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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN                 6
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PORTFOLIO OF INVESTMENTS                                     7
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STATEMENT OF ASSETS AND LIABILITIES                         32
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STATEMENT OF OPERATIONS                                     34
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STATEMENTS OF CHANGES IN NET ASSETS                         35
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FINANCIAL HIGHLIGHTS                                        36
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NOTES TO FINANCIAL STATEMENTS                               38
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     48
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               49
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PROXY VOTING POLICIES AND INFORMATION                       49
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QUARTERLY PORTFOLIO DISCLOSURE                              49
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CONTACT INFORMATION                                 BACK COVER
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TRUST OBJECTIVE: The Trust seeks to provide high income exempt from Federal income taxes.

New York Stock Exchange Symbol: MFM

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                     101.0%
              Cash & Other Net Assets                   (1.0)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             29.6%
              ------------------------------------------------
              Healthcare Revenue - Long Term Care         8.2%
              ------------------------------------------------
              Industrial Revenue - Airlines               5.9%
              ------------------------------------------------
              Utilities - Investor Owned                  5.8%
              ------------------------------------------------
              Tobacco                                     5.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        16.0%
              ------------------------------------------------
              AA                                          3.6%
              ------------------------------------------------
              A                                          10.3%
              ------------------------------------------------
              BBB                                        28.3%
              ------------------------------------------------
              BB                                          7.5%
              ------------------------------------------------
              B                                           8.4%
              ------------------------------------------------
              CCC                                         3.2%
              ------------------------------------------------
              CC (o)                                      0.0%
              ------------------------------------------------
              Not Rated                                  22.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.7
              ------------------------------------------------
              Average Life (i)(m)                     15.9 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 18.5 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                  BBB+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

From time to time "Cash & Other Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets, including preferred shares, as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

Geoffrey L. Schechter, CFA, CPA, is a Senior Vice President of MFS Investment Management (R) (MFS(R)) and a Municipal Fixed Income Portfolio Manager. He also manages several other government bond portfolios for MFS. He joined MFS as a portfolio manager, and was named Senior Vice President in 2002. He has been a portfolio manager of the trust since July 2004. Geoffrey is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He holds the Chartered Financial Analyst (CFA) and Certified Public Accountant
(CPA) designations.

Gary A. Lasman, CFA, is Vice President of MFS Investment Management (R) (MFS(R)) and is a Municipal Fixed Income Portfolio Manager. He has been a portfolio manager of the trust since April 2006. Gary is a graduate of the University of California and has an M.B.A. from the University of Chicago. He is a member of the Boston Security Analysts Society, Inc. and National Federation of Municipal Analysts.

PERFORMANCE SUMMARY THROUGH 4/30/07

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended 4/30/07

                                               Date                   Price
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Net Asset Value                                4/30/07                 $7.99
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                                              10/31/06                 $8.06
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New York Stock Exchange Price                  4/30/07                 $8.40
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                                              12/12/06(high) (t)       $8.66
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                                               11/1/06(low) (t)        $8.22
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                                              10/31/06                 $8.20
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TOTAL RETURNS VS BENCHMARKS

Six months ended
   4/30/07

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New York Stock Exchange Price (r)                                      5.44%
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Net Asset Value (r)                                                    2.04%
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Lehman Brothers Municipal Bond Index (f)                               1.59%
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(f) Source: FactSet Research Systems Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period November 1, 2006 through April 30, 2007.

INDEX DEFINITION

Lehman Brothers Municipal Bond Index - a market-value-weighted index representative of the tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value.

When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

Effective May 1, 2007, Computershare Trust Company, N.A. (the Transfer Agent for the trust) became the agent for the plan.

PORTFOLIO OF INVESTMENTS
4/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 142.6%
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ISSUER                                                                          SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.9%
----------------------------------------------------------------------------------------------------------------
Chicago Ohare Intl Arpt Rev, XLCA, 5.75%, 2022 (u)                             $ 3,000,000         $   3,273,030
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                   275,000               295,345
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                          3,125,000             3,289,500
Port Authority, NY, Special Obligations Rev. (JFK
International), MBIA, 5.75%, 2022                                                7,000,000             7,208,320
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                              1,500,000             1,593,255
                                                                                                   -------------
                                                                                                   $  15,659,450
----------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.1%
----------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023             $ 1,945,000         $     875,678
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025               1,915,000               772,010
Lake County, IL, Land Acquisition & Development, 5.75%, 2010 (c)                 1,000,000             1,069,445
New York, NY, "M", 5%, 2035                                                      3,800,000             3,974,035
                                                                                                   -------------
                                                                                                   $   6,691,168
----------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 0.9%
----------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF,
5.125%, 2033                                                                   $   955,000         $   1,007,873
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031           555,000               165,035
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034           415,000               104,713
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036           555,000               125,680
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                                       1,285,000               491,268
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                                       1,295,000               369,101
Royse City, TX, Independent School District, School Building, PSF,
0%, 2027                                                                           955,000               354,104
Royse City, TX, Independent School District, School Building, PSF,
0%, 2029                                                                           965,000               320,563
                                                                                                   -------------
                                                                                                   $   2,938,337
----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 41.8%
----------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing
Authority Medical Facilities Rev. (Russell Hospital Corp.),
"A", 5.75%, 2036                                                               $   600,000         $     628,662
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), "B", 6.75%, 2010 (c)                                 500,000               542,115
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                                        2,000,000             2,354,600
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                                   1,000,000             1,177,300
Arkansas Development Finance Authority Rev. (Washington
Regional Medical Center), 7.25%, 2010 (c)                                          500,000               545,605
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), "A", 7.125%, 2033                                            1,500,000             1,623,345
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2008 (c)                                                 700,000               726,187
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital
Medical Center, Inc.), ETM, 7.75%, 2010 (c)                                        575,000               617,079
California Health Facilities Financing Authority Rev.
(Sutter Health), "A", 5%, 2042                                                     550,000               568,535
California Health Facilities Financing Authority Rev.
(Sutter Health), "A", 5.25%, 2046                                                3,400,000             3,595,840
California Valley Health Systems, COP, 6.875%, 2023                                700,000               705,593
Carroll County, IA, Hospital Rev. (St. Anthony Regional
Hospital), "A", 5%, 2031                                                           500,000               505,920
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017                        215,000               220,229
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029                         960,000               976,426
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                                    425,000               427,342
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "B", 6.35%, 2013                                                 105,000               108,065
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), 6.75%, 2021                                           1,625,000             1,761,565
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25%, 2023                                            925,000               998,260
Coffee County, GA, Hospital Authority Rev. (Coffee Regional
Medical Center, Inc.), 5%, 2026                                                     40,000                40,603
Colorado Health Facilities Authority Rev. (Parkview Medical
Center), 6.6%, 2025                                                              1,000,000             1,086,170
Colorado Health Facilities Authority Rev. (Parkview Medical
Center, Inc.), 6.5%, 2020                                                        1,230,000             1,336,235
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                                        675,000               762,109
Crittenden County, AR, Hospital Rev., 7%, 2020                                   1,030,000             1,044,317
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                                1,330,000             1,465,234
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital), 5.625%, 2032                                                 1,250,000             1,323,725
Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                          635,000               644,436
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2018                  1,500,000             1,526,070
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                        250,000               265,348
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2028                    860,000               868,703
Garden City, MI, Hospital Finance Authority Rev. (Garden
City Hospital), "A", 4.875%, 2027                                                1,275,000             1,254,753
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.2%, 2025                                                     250,000               260,920
Gaylord, MI, Hospital Finance Authority Rev. (Otsego
Memorial Hospital), 6.5%, 2031                                                     295,000               312,098
Grand Forks, ND, Health Care Authority Rev. (Altru Health
Systems Obligated Group), 7.125%, 2024                                             755,000               824,702
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031          1,000,000             1,031,950
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health Systems), "C", 5.25%, 2036                                     1,180,000             1,239,566
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                         900,000               993,672
Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)           2,000,000             2,136,280
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                       875,000               945,026
Illinois Development Finance Authority, Hospital Authority
Rev. (Adventist/Sunbelt Hospital), 5.65%, 2009 (c)                               1,750,000             1,845,988
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                     410,000               416,531
Illinois Health Facilities Authority Rev. (Centegra Heath
Systems), 5.25%, 2018                                                            1,000,000             1,021,390
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                                    375,000               383,265
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital), "A", AMBAC, 5%, 2035                                       1,780,000             1,859,869
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2031                   3,990,000             4,246,278
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                               1,000,000             1,074,750
Johnson City, TN, Health & Educational Facilities, Hospital
Rev. (Mountain States Health), "A", 5.5%, 2036                                     355,000               379,190
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.5%, 2029                               440,000               464,842
Joplin, MO, Industrial Development Authority Health
Facilities Rev. (Freeman Health Systems), 5.75%, 2035                              475,000               515,399
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", 6.5%, 2010 (c)                                                 1,965,000             2,160,380
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.5%, 2020                                             3,035,000             3,274,856
Knox County, TN, Health, Educational, Hospital & Housing
Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031                       1,725,000             1,800,935
Lauderdale County & Florence, AL, Health Care Authority Rev.
(Coffee Health Group), MBIA, 5.625%, 2021                                        3,000,000             3,198,030
Lufkin, TX, Health Facilities Rev. (Memorial Health System
of East Texas), 5.7%, 2008 (c)                                                     995,000             1,029,417
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                           1,000,000             1,043,940
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034                                            935,000               976,701
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                310,000               317,716
Maryland Health & Higher Educational Facilities Authority
Rev. (Medstar Health), 5.5%, 2033                                                  380,000               400,934
Maryland Health & Higher Educational Facilities Authority
Rev. (North Arundel Hospital), 6.5%, 2010 (c)                                    1,500,000             1,638,885
Massachusetts Health & Educational Facilities Authority Rev.
(Berkshire Health Systems), "E", 6.25%, 2031                                     1,900,000             2,059,106
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "A", 5.7%, 2015                                                 500,000               516,545
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "B", 6.5%, 2012                                                 600,000               654,708
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), "D", 5.25%, 2018                                              1,400,000             1,419,110
Massachusetts Health & Educational Facilities Authority Rev.
(Northern Berkshire Health), "B", 6.375%, 2034                                     640,000               671,040
Massachusetts Health & Educational Facilities Authority Rev.
(Saints Memorial Medical Center), "A", 6%, 2023                                    465,000               467,785
Miami Beach, FL, Health Facilities Authority Rev. (Mount
Sinai Medical Center), 6.75%, 2029                                                 810,000               918,329
Miami Beach, FL, Health Facilities Authority Rev. (Mount
Sinai Medical Center), "A", 6.7%, 2019                                             995,000             1,091,207
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.625%, 2008 (c)                                  845,000               879,172
Monongalia County, WV, Building Commission Hospital Rev.
(Monongalia General Hospital), "A", 5%, 2030                                       425,000               432,956
Monroe County, MI, Hospital Finance Authority, Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                      1,020,000             1,068,685
Monroe County, NY, Industrial Development Agency, Civic
Facilities Rev. (Highland Hospital of Rochester), 5%, 2025                          65,000                66,763
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014(c)                    1,725,000             1,790,033
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "C", 5.25%, 2014 (c)                                        760,000               830,551
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625%, 2032                                                   435,000               456,876
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.625%, 2010                          510,000               519,445
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011                          415,000               429,957
Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                       325,000               326,898
Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                       230,000               231,210
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2012 (c)                                   880,000               984,456
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2032                                       120,000               130,068
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                                      820,000               905,419
New Jersey Health Care Facilities, Financing Authority Rev.
(Children's Specialized Hospital), "A", 5.5%, 2030                                 245,000               257,191
New Jersey Health Care Facilities, Financing Authority Rev.
(St. Peter's University Hospital), "A", 6.875%, 2030                             3,000,000             3,228,570
New Mexico State Hospital Equipment Loan Council, Hospital
Rev. (Rehoboth McKinley Christian Hospital), "A", 5.25%, 2026                      440,000               434,654
New York Dormitory Authority Rev., Non State Supported Debt
(Mt. Sinai NYU Health), 5.5%, 2026                                                 635,000               648,703
New York Dormitory Authority Rev., Non State Supported Debt
(Mt. Sinai NYU Health), "C", 5.5%, 2026                                            500,000               508,455
New York Dormitory Authority Rev., Non State Supported Debt
(NYU Hospitals Center), "A", 5%, 2026                                            1,750,000             1,810,480
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                       700,000               722,498
New York, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital), "A", 6.375%, 2031             495,000               515,206
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                       1,395,000             1,446,908
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                     1,000,000             1,078,880
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                                850,000               839,324
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), "B", 6.6%, 2031                                                       1,665,000             1,820,661
Quincy, IL, Quincy Hospital Rev. (Blessing Hospital), 5%, 2029                     315,000               320,676
Rhode Island Health & Education Building Corp. Rev.,
Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                      505,000               571,483
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2012 (c)                           1,560,000             1,756,108
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2021                                 245,000               270,482
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                                       955,000               985,016
Salida, CO, Hospital District Rev., 5.25%, 2036                                  1,155,000             1,176,310
Salt Lake City, UT, Hospital Authority Rev., AMBAC, INFLOS,
ETM (Intermountain Health Care), 10.448%, 2020 (c)(p)                              600,000               602,964
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev., Refunded Balance (Methodist Healthcare),
6.375%, 2012 (c)                                                                   625,000               705,131
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)                              185,000               207,611
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)                              315,000               353,499
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)                             375,000               423,079
South Carolina Jobs & Economic Development Authority Rev.
(Bon Secours Health Systems, Inc.), "A", 5.625%, 2030                              710,000               749,086
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                   835,000               907,562
South Dakota Health & Education Facilities Authority Rev.
(Prairie Lakes Health Care System), 5.625%, 2032                                   670,000               697,772
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.5%, 2020                                                               60,000                62,077
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029                                                            870,000               894,230
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25%, 2018                                         1,400,000             1,407,336
Steubenville, OH, Hospital Authority Rev. (Trinity Health
Center), 6.5%, 2030                                                              1,300,000             1,405,196
Stillwater, OK, Medical Center Authority, 5.625%, 2023                           1,000,000             1,066,670
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                                3,085,000             3,249,986
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.2%, 2021                                                              700,000               727,629
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.25%, 2031                                                           1,000,000             1,038,770
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                             1,250,000             1,353,238
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                  245,000               255,738
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                               600,000               652,158
Valley, AL, Special Care Facilities, Financing Authority
Rev. (Lanier Memorial Hospital), 5.6%, 2016                                        600,000               611,724
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2012 (c)                                        1,500,000             1,691,160
Washington County, AR, Hospital Rev. (Regional Medical
Center), "A", 5%, 2035                                                             250,000               254,968
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                  1,115,000             1,171,408
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center),
6.25%, 2032                                                                      1,000,000             1,063,680
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                               170,000               175,525
West Shore, PA, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                                                            1,250,000             1,329,725
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                             1,500,000             1,647,255
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), MBIA, 5.25%, 2017                                    5,000,000             5,116,600
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                         1,000,000             1,140,080
Wisconsin Health & Educational Facilities Authority Rev.
(Marshfield Clinic), "A", 5.375%, 2034                                             490,000               511,031
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                                   665,000               708,770
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), "A", 7.125%, 2031                            490,000               525,290
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), "C", 6.2%, 2020                                      750,000               753,420
                                                                                                   -------------
                                                                                                   $ 134,196,173
----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 11.5%
----------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement
Facilities Rev. (Sears Methodist Retirement), "A", 7%, 2033                    $   345,000         $     374,235
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033                                                              750,000               848,910
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                                       1,085,000             1,058,320
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                                         2,405,000             2,310,940
Bucks County, PA, Industrial Development Authority Rev.
(Ann's Choice, Inc.), 6.125%, 2025                                                 430,000               456,174
Cambria County, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.) ETM, 10%, 2012 (c)                                     360,000               418,572
Chartiers Valley, PA, Industrial & Commercial Development
Authority (Asbury Health Center Project), 5.75%, 2022                              150,000               155,676
Chester County, PA, Industrial Development Authority Rev.
(RHA Nursing Home), 8.5%, 2032                                                     580,000               604,319
Colorado Health Facilities Authority Rev. (Christian Living
Communities Project), "A", 5.75%, 2037                                             395,000               412,917
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), "B", 6.125%, 2033                                 1,000,000             1,075,400
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)          1,830,000             2,057,249
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025              1,170,000             1,298,174
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                    720,000               847,202
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                    280,000               329,468
Franklin County, OH, Healthcare Facilities Rev. (Ohio
Presbyterian), 7.125%, 2011 (c)                                                  1,000,000             1,137,000
Fulton County, GA, Residential Care Facilities (Canterbury
Court), "A", 6.125%, 2034                                                          330,000               347,615
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A",
8%, 2015                                                                         1,985,000             1,968,822
Hawaii Department of Budget & Finance, Special Purpose Rev.
(Kahala Nui Senior Living Community), 8%, 2033                                     500,000               586,560
Huntsville-Redstone Village, AL, Special Care Facilities
Financing Authority (Redstone Village Project), 5.5%, 2028                         525,000               525,205
Huntsville-Redstone Village, AL, Special Care Facilities
Financing Authority (Redstone Village Project), 5.5%, 2043                         540,000               533,601
Illinois Finance Authority Rev. (Bond Anticipation Notes
Tallgrass), 13%, 2012                                                              210,000               209,912
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025              490,000               514,284
Illinois Finance Authority Rev. (Landing at Plymouth Place),
"A", 6%, 2037                                                                      490,000               514,931
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038               520,000               538,585
Iowa Finance Authority Senior Housing Authority Rev.
(Bethany Life Communities), "A", 5.55%, 2041                                       230,000               229,577
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2011 (c)                                            1,155,000             1,405,612
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "A", 5.5%, 2025                                              800,000               840,880
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "B", 5.75%, 2018                                             895,000               923,837
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), "B", 6.25%, 2026                                                            500,000               511,250
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), "C", 6.875%, 2032                                                           500,000               538,465
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2009 (c)                                                            770,000               811,950
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                                     1,830,000             1,892,165
Montana Facility Finance Authority Rev. (Senior Living St.
Johns Lutheran), "A", 6.125%, 2036                                                 470,000               491,996
Montgomery County, PA, Higher Education & Health Authority
Rev. (AHF/Montgomery), 6.875%, 2036                                              1,195,000             1,262,972
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028                                         250,000               265,413
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                                          510,000               540,789
New Jersey Economic Development Authority Rev. (Courthouse
Convalescent Center), "A", 8.7%, 2014                                              650,000               654,245
New Jersey Economic Development Authority Rev. (Lions Gate),
"A", 5.875%, 2037                                                                  310,000               322,025
New Jersey Economic Development Authority Rev. (Seabrook
Village, Inc.), 5.25%, 2036                                                        505,000               513,630
New Jersey Health Care Facilities Financing Authority Rev.
(Cherry Hill), 8%, 2027                                                          1,000,000             1,021,820
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6%, 2025                                       125,000               130,964
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6.125%, 2035                                    90,000                94,300
North Carolina Medical Care Commission, Health Care
Facilities Rev. (Presbyterian Homes), 5.4%, 2027                                   485,000               503,357
North Carolina Medical Care Commission, Health Care
Facilities Rev. (Presbyterian Homes), 5.5%, 2031                                   295,000               307,240
Shelby County, TN, Health, Educational & Housing Facilities
Board Rev. (Germantown Village), 7.25%, 2034                                       820,000               840,254
Sterling, IL (Hoosier Care), 7.125%, 2034                                          700,000               721,469
Suffolk County, NY, Industrial Development Agency (Medford
Hamlet Assisted Living), 6.375%, 2039                                              500,000               519,710
Travis County, TX, Health Facilities Development Corp.,
Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025                    460,000               478,225
Travis County, TX, Health Facilities Development Corp.,
Retirement Facilities Rev. (Querencia Barton Creek), 5.65%, 2035                   695,000               724,809
Washington State Housing Finance Commission Non-profit Rev.
(Skyline at First Hill), "A", 5.625%, 2027                                         215,000               221,317
Washington State Housing Finance Commission Non-profit Rev.
(Skyline at First Hill), "A", 5.625%, 2038                                       1,120,000             1,144,360
                                                                                                   -------------
                                                                                                   $  37,036,702
----------------------------------------------------------------------------------------------------------------
Human Services - 3.3%
----------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community
Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027                $   210,000         $     215,716
Alaska Industrial Development & Export Authority Community
Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036                        325,000               335,754
Colorado Educational & Cultural Facilities Authority
(Cerebral Palsy Project), "A", 6.25%, 2036                                         500,000               527,255
Iowa Finance Authority, Community Provider (Boys & Girls
Home), 6.25%, 2008 (c)                                                             500,000               519,505
Lehigh County, PA, General Purpose Authority (Kidspeace
Corp.), 6%, 2023                                                                 3,000,000             2,946,270
Louisiana Local Government, Environmental Facilities &
Community Development Authority Rev. (CDF Healthcare), "A", 7%, 2036               500,000               511,935
Louisiana Local Government, Environmental Facilities &
Community Development Authority Rev. (CDF Healthcare), "C", 7%, 2036               375,000               376,283
Louisiana Local Government, Environmental Facilities &
Community Development Authority Rev. (Westside Rehab Center
Project), "A", 6.85%, 2036                                                       1,100,000             1,228,722
Louisiana Local Government, Environmental Facilities &
Community Development Authority Rev. (Westside Rehab Center
Project), "B", 6.5%, 2013                                                          115,000               119,040
New York, NY, Industrial Development Agency, Civic Facility
Rev. (A Very Special Place), "A", 5.75%, 2029                                    1,000,000               972,050
New York, NY, Industrial Development Agency, Civic Facility
Rev. (Special Needs Facilities), 6.5%, 2017                                      1,030,000             1,074,239
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 8.75%, 2011                                        440,000               462,744
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                                         1,000,000             1,096,210
Osceola County, FL, Industrial Development Authority Rev.
(Community Provider), 7.75%, 2017                                                  292,000               292,785
                                                                                                   -------------
                                                                                                   $  10,678,508
----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 8.4%
----------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029          $ 1,145,000         $   1,109,654
Alliance Airport Authority, TX (American Airlines, Inc.), 5.75%, 2029            2,410,000             2,447,933
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 7.25%, 2030                         2,530,000             2,560,790
Houston, TX, Airport Systems Rev., Special Facilities
(Continental, Inc.), "E", 6.75%, 2029                                            1,810,000             1,951,886
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024          850,000               972,018
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029                          580,000               601,240
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030                         1,595,000             1,737,418
New York, NY, City Industrial Development Agencies Rev.
(American Airlines, Inc.), 7.75%, 2031                                           1,065,000             1,288,959
New York, NY, City Industrial Development Agencies Rev.
(Jetblue Airways Corp.), 5%, 2020                                                  225,000               223,369
New York, NY, City Industrial Development Agencies Rev.
(Jetblue Airways Corp.), 5.125%, 2030                                              115,000               114,171
New York, NY, Industrial Development Agencies Rev. (American
Airlines, Inc.), 7.125%, 2011                                                    1,355,000             1,442,790
New York, NY, Industrial Development Agencies Rev. (American
Airlines, Inc.), 7.625%, 2025                                                    7,725,000             9,329,869
New York, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                                          110,000               112,459
New York, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                                             300,000               325,443
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035 (a)                                                         40,000                40,679
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), "B", 6%, 2035 (a)           2,500,000             2,550,275
                                                                                                   -------------
                                                                                                   $  26,808,953
----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.0%
----------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese
Project) "B", 6.7%, 2030                                                       $ 1,920,000         $   2,090,650
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 5.6%, 2035                                                                 985,000             1,043,056
                                                                                                   -------------
                                                                                                   $   3,133,706
----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 2.0%
----------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016                   $ 1,000,000         $   1,021,490
California Statewide Community Development Authority, Solid
Waste Facilities Rev. (Republic Services, Inc.), "A", 4.95%, 2012                1,000,000             1,030,400
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029 (a)                                          850,000               902,318
Henrico County, VA, Industrial Development Authority Rev.
(Browning Ferris, Inc.), 5.45%, 2014                                             1,750,000             1,791,650
Nevada Department of Business & Industry Rev. (Republic
Services, Inc.), 5.625%, 2026 (a)                                                  750,000               810,698
New Morgan, PA, Industrial Development Authority, Solid
Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning
Ferris, Inc.), 6.5%, 2019                                                        1,000,000             1,007,460
                                                                                                   -------------
                                                                                                   $   6,564,016
----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.2%
----------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030 (a)                                                $   650,000         $     682,936
----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 5.1%
----------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                                      $ 1,750,000         $   1,805,388
Gulf Coast, TX, Industrial Development Authority Rev.
(Microgy Holdings LLC Project), 7%, 2036                                           620,000               666,500
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032           1,000,000             1,086,170
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                   2,100,000             2,148,804
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                        550,000               572,193
New Jersey Economic Development Authority (Gloucester Marine), "C",
6.5%, 2015                                                                         700,000               744,569
New York, NY, City Industrial Development Agency Rev.,
Liberty Bonds (IAC/InterActiveCorp), 5%, 2035                                      620,000               639,480
Park Creek Metropolitan District, CO, Rev. (Custodial
Receipts), "CR-1", 7.875%, 2032 (a)(n)                                           1,270,000             1,407,643
Park Creek Metropolitan District, CO, Rev. (Custodial
Receipts), "CR-2", 7.875%, 2032 (a)(n)                                             580,000               642,860
Pennsylvania Economic Development Financing Authority,
Finance Authority Facilities Rev. (Amtrak), "A", 6.25%, 2031                     2,000,000             2,147,960
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75%, 2017                                                  3,255,000             3,258,157
Port Corpus Christi, TX, Industrial Development Authority
Rev. (Citgo Petroleum Corp.), 8.25%, 2031                                          700,000               720,146
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                         385,000               399,010
                                                                                                   -------------
                                                                                                   $  16,238,880
----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 4.8%
----------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev.
(Nekoosa Packaging), "A", 6.55%, 2025                                          $ 1,000,000         $   1,043,830
Butler, AL, Industrial Development Board, Solid Waste
Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028                                 155,000               160,313
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                 1,000,000             1,110,530
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                   500,000               556,165
Effingham County, GA, Development Authority, Solid Waste
Disposal Rev. (Fort James), 5.625%, 2018                                           850,000               857,140
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                   3,335,000             4,165,382
Lowndes County, MS, Solid Waste Disposal & Pollution Control
Rev. (Weyerhaeuser Co.), 6.8%, 2022                                              2,000,000             2,432,000
Navajo County, AZ, Industrial Development Authority Rev.
(Stone Container Corp.), 7.2%, 2027                                                880,000               898,806
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014                      900,000               937,647
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                              1,870,000             1,876,489
West Point, VA, Industrial Development Authority, Solid
Waste Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                          700,000               702,415
York County, SC, Pollution Control Rev. (Bowater, Inc.),
"A", 7.4%, 2010                                                                    730,000               731,694
                                                                                                   -------------
                                                                                                   $  15,472,411
----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
----------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.,
East Valley Tourist (Cabazon Casino), "A", 9.25%, 2020 (n)                     $ 1,155,000         $   1,264,910
Mississippi Development Bank, Special Obligation (Diamond
Lakes Utilities), 6.25%, 2017                                                    1,000,000             1,024,010
New York Liberty Development Corp. Rev. (National Sports
Museum), 6.125%, 2019                                                              420,000               440,269
Seneca Nation Indians, NY, Capital Improvements Authority
Special Obligation, 5%, 2023 (n)                                                   275,000               278,240
                                                                                                   -------------
                                                                                                   $   3,007,429
----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.7%
----------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), "A", 6.6%, 2011 (c)                                                     $   400,000         $     438,348
Austin, TX, Convention Center (Convention Enterprises,
Inc.), "A", 6.7%, 2011 (c)                                                         600,000               659,556
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                   775,000               821,384
Cleveland Cuyahoga County, OH, Port Authority Rev.
(Cleveland City), "B", 4.5%, 2030                                                1,155,000             1,129,047
Cleveland-Cuyahoga County, OH, Port Authority Rev.
(Fairmount), "B", 5.125%, 2025                                                     190,000               196,160
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers
University), "E", 5.6%, 2025                                                       135,000               142,106
Cleveland-Cuyahoga County, OH, Port Authority Rev.
(Perrysburg Project), 4.8%, 2035                                                   225,000               219,868
Dayton Montgomery County, OH, Port Authority Rev. (Parking
Garage), 6.125%, 2024                                                            1,130,000             1,232,525
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                        695,000               693,909
Maryland Economic Development Corp. (Chesapeake Bay
Conference Center), "A", 5%, 2031                                                  405,000               408,580
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                             695,000               720,013
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9%, 2014                                                    280,000               282,509
Summit County, OH, Port Authority Building Rev. (Seville
Project), "A", 5.1%, 2025                                                          195,000               200,035
Summit County, OH, Port Authority Building Rev. (Twinsburg
Township), "D", 5.125%, 2025                                                       160,000               164,619
Summit County, OH, Port Authority Building Rev. (Workforce
Policy Board), "F", 4.875%, 2025                                                   915,000               925,989
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "B", 4.8%, 2035                                        265,000               258,955
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                       90,000                91,022
                                                                                                   -------------
                                                                                                   $   8,584,625
----------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.5%
----------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                   $   210,000         $     215,179
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                     390,000               399,325
Bexar County TX, Multi-Family Housing Rev. (American
Opportunity Housing), "A", MBIA, 5.7%, 2021                                      1,250,000             1,311,413
Charter Mac Equity Issuer Trust, 7.1%, 2009 (n)                                  1,000,000             1,055,570
Charter Mac Equity Issuer Trust, 6%, 2019 (n)                                    2,000,000             2,211,120
District of Columbia, Housing Finance Authority (Azeeze
Bates Apartments), 4.8%, 2036 (a)                                                  455,000               456,597
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)(n)                          1,000,000             1,056,200
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)(n)                            500,000               508,980
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039 (a)                                              465,000               480,322
Metropolitan Government of Nashville & Davidson County, TN,
Health, Educational & Housing Facilities Board Rev.
(Berkshire Place), GNMA, 6%, 2023                                                  500,000               524,380
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                 1,000,000             1,019,500
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2009 (a)(n)                       2,000,000             2,101,960
North Charleston, SC, Housing Authority Rev. (Horizon
Village), "A", FHA, 5.15%, 2048                                                    445,000               449,984
San Bernardino County, CA (Equity Residential/Redlands),
"A", 5.2%, 2029 (a)                                                              2,000,000             2,045,700
Seattle, WA, Housing Authority Rev., Capped Fund Program
(High Rise Rehab), "I", FSA, 5%, 2025                                              670,000               684,412
                                                                                                   -------------
                                                                                                   $  14,520,642
----------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
----------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street
Redevelopment), 5.2%, 2020                                                     $   445,000         $     452,578
Massachusetts Bay Transportation Authority Sales Tax Rev.
(Capital Appreciation), "A-2", 0%, 2030                                          1,130,000               376,674
                                                                                                   -------------
                                                                                                   $     829,252
----------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 2.5%
----------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                    $    40,000         $       9,946
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA, 0%, 2011          1,890,000               748,610
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA,
0%, 2016                                                                         2,315,000               879,700
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                595,000               614,100
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA,
6.625%, 2023                                                                       230,000               242,597
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA,
6.75%, 2030                                                                        355,000               357,954
Jefferson Parish, LA, Single Family Mortgage Rev., "D", GNMA, 5%, 2038             570,000               602,387
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., "B",
5.5%, 2038                                                                         140,000               142,734
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
6.45%, 2029                                                                        355,000               355,415
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.9%, 2035                                                                         335,000               361,673
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
6.25%, 2035                                                                        155,000               165,357
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.55%, 2037                                                                        950,000             1,034,997
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.65%, 2037                                                                        750,000               814,928
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
5.75%, 2037                                                                        275,000               300,790
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA,
5.6%, 2029                                                                         710,000               750,293
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA,
5.75%, 2037                                                                        545,000               589,189
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA,
5.9%, 2037                                                                         200,000               219,594
                                                                                                   -------------
                                                                                                   $   8,190,264
----------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.4%
----------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                  $     3,000         $       3,039
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                305,000               319,982
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                       170,000               175,068
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                  170,000               181,257
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                 75,000                77,506
Colorado Housing & Finance Authority Rev., "D-2", 6.9%, 2029                       345,000               350,810
Georgia Housing & Finance Authority Rev., 5.65%, 2021                            2,490,000             2,580,238
Louisiana Housing Finance Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032                                                             105,000               106,672
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                           155,000               156,228
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                               270,000               272,446
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                               145,000               147,504
Nebraska Investment Finance Authority Single Family Mortgage
Rev., 0%, 2015                                                                   4,450,000             2,086,872
Nebraska Investment Finance Authority, "C", GNMA, 6.25%, 2021                      290,000               294,968
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                     85,000                88,092
Texas Affordable Housing Corp., Single Family Mortgage Rev.,
"B", GNMA, 5.25%, 2039                                                             745,000               790,415
                                                                                                   -------------
                                                                                                   $   7,631,097
----------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.7%
----------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev.,
Resource Recovery Facilities, (American Ref-fuel), "A", 6.5%, 2008             $ 1,600,000         $   1,626,464
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 6.7%, 2014                                 725,000               783,326
Massachusetts Industrial Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 5.6%, 2019                               2,850,000             2,956,904
                                                                                                   -------------
                                                                                                   $   5,366,694
----------------------------------------------------------------------------------------------------------------
State & Local Agencies - 2.6%
----------------------------------------------------------------------------------------------------------------
Chicago, IL Pub Bldg Comm Rev, FGIC, 5.25%, 2016 (u)                           $ 2,600,000         $   2,878,226
Chicago, IL Pub Bldg Comm Rev, FGIC, 5.25%, 2017 (u)                             2,100,000             2,337,951
College Park, GA, Industrial Development Authority Rev.
(Civic Center), AMBAC, 5.75%, 2010 (c)                                           1,000,000             1,082,920
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2011 (c)                                 2,000,000             2,101,300
                                                                                                   -------------
                                                                                                   $   8,400,397
----------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.2%
----------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030        $   650,000         $     684,977
----------------------------------------------------------------------------------------------------------------
Tax - Other - 1.9%
----------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                              $   250,000         $     259,660
Black Hawk, CO, Device Tax Rev., 5%, 2010                                           80,000                81,756
Black Hawk, CO, Device Tax Rev., 5%, 2013                                           55,000                56,855
Black Hawk, CO, Device Tax Rev., 5%, 2015                                          170,000               176,054
Black Hawk, CO, Device Tax Rev., 5%, 2021                                          130,000               132,397
Dade County, FL, Special Obligations Rev., Capital
Appreciation Bond, "B", AMBAC, 0%, 2008 (c)                                     15,080,000             3,207,667
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024           340,000               354,783
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029          615,000               667,589
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031           270,000               288,139
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034          410,000               442,452
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                    500,000               518,705
                                                                                                   -------------
                                                                                                   $   6,186,057
----------------------------------------------------------------------------------------------------------------
Tax Assessment - 6.0%
----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev.
(Pittsburgh Mills), 5.1%, 2014                                                 $   235,000         $     239,740
Amelia Walk Community Development District, FL, Special
Assessment, "B", 5.2%, 2014                                                        685,000               687,274
Arborwood Community Development District, FL, Capital
Improvement Rev., 5.25%, 2016                                                      500,000               503,745
Arborwood Community Development District, FL, Capital
Improvement Rev. (Master Infrastructure Projects), "A", 5.35%, 2036                620,000               623,844
Arborwood Community Development District, FL, Special
Assessment (Master Infrastructure Projects), "B", 5.1%, 2014                       250,000               249,520
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                    815,000               850,232
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                  555,000               565,451
Belmont Community Development District, FL, Capital
Improvement Rev., "B", 5.125%, 2014                                                985,000               987,709
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                  225,000               225,761
Concord Station Community Development District, FL, Special
Assessment, 5%, 2015                                                               265,000               263,474
Concorde Estates Community Development District, FL, Special
Assessment, "B", 5%, 2011                                                          535,000               534,615
Du Page County, IL, Special Service Area No. 31 Special Tax
(Monarch Landing Project), 5.625%, 2036                                            305,000               319,686
East Homestead Community Development District, FL, Special
Assessment, "B", 5%, 2011                                                          190,000               189,884
Enclave at Black Point Marina Community Development
District, FL, "A", 5.4%, 2037                                                      105,000               104,978
Enclave at Black Point Marina Community Development
District, FL, "B", 5.2%, 2014                                                      215,000               216,090
Fishhawk Community Development District, FL, 5.125%, 2009                          375,000               374,895
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                              745,000               763,528
Katy, TX, Development Authority Rev., "B", 6%, 2018                                925,000               952,195
Killarney Community Development District, FL, Special
Assessment, "B", 5.125%, 2009                                                      250,000               249,863
Lakes by the Bay South Community Development District, FL,
Rev., "B", 5.3%, 2009                                                              685,000               685,123
Lancaster County, SC, Assessment Rev. (Sun City Carolina
Lakes), 5.45%, 2037                                                                110,000               112,445
Markham, IL, Tax Increment Rev., 9%, 2012                                          855,000               856,257
Middle Village Community Development District, FL, Special
Assessment, "B", 5%, 2009                                                          195,000               194,633
Naturewalk Community Development District, FL, Capital
Improvement Rev., "B", 5.3%, 2016                                                  660,000               655,083
New Port Tampa Bay Community Development District, FL,
Special Assessment, "B", 5.3%, 2012                                                440,000               443,511
North Springs Improvement District, FL, Special Assessment
(Parkland Golf Country Club), "B-1", 5.125%, 2015                                  350,000               350,833
North Springs Improvement District, FL, Special Assessment
(Parkland Golf Country Club), "B-2", 5.125%, 2015                                  165,000               165,393
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "A", 5.9%, 2035                                   245,000               255,866
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "B", 5.375%, 2014                                 295,000               298,325
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016               170,000               171,472
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028              350,000               354,638
Panther Trace II, Community Development District, FL,
Special Assessment, 5.125%, 2013                                                   355,000               356,743
Panther Trace II, Community Development District, FL,
Special Assessment, "B", 5%, 2010                                                  720,000               716,357
Parkway Center, Community Development District, FL, Special
Assessment, "B", 5.625%, 2014                                                    1,260,000             1,285,616
Paseo, FL, Community Development District, "B", 4.875%, 2010                       480,000               476,904
Preserve at Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                                        45,000                44,933
Prince George's County, MD, Special Obligation (National
Harbor Project), 5.2%, 2034                                                        245,000               251,424
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                                              45,000                45,028
Riverwood Estates Community Development District, FL,
Special Assessment, "B", 5%, 2013                                                  445,000               443,888
Sterling Hill Community Development District, FL, Special
Assessment, 5.5%, 2010                                                             345,000               347,446
Tuscany Reserve Community Development District, FL, Special
Assessment, "B", 5.25%, 2016                                                       500,000               505,905
Villasol Community Development District, FL, Special
Assessment Rev., "B", 5.375%, 2008                                                 160,000               160,301
Watergrass Community Development District, FL, Special
Assessment, "B", 4.875%, 2010                                                      865,000               858,841
Wentworth Estates Community Development District, FL,
Special Assessment, "B", 5.125%, 2012                                              400,000               399,664
                                                                                                   -------------
                                                                                                   $  19,339,113
----------------------------------------------------------------------------------------------------------------
Tobacco - 8.1%
----------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                   $ 3,885,000         $   4,152,793
California County, CA, Tobacco Securitization Agency,
Capital Appreciation Asset Backed (Gold Country), 0%, 2033                       2,620,000               593,823
California County, CA, Tobacco Securitization Corp., Tobacco
Settlement, L.A. County, "A", 0% to 2010, 5.65% to 2041                            485,000               422,857
California Statewide Financing Authority, Tobacco
Settlement, 5.625%, 2029                                                         1,730,000             1,807,729
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050       4,000,000               275,800
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055       4,000,000               147,760
District of Columbia, Tobacco Settlement, 6.25%, 2024                            1,080,000             1,149,260
District of Columbia, Tobacco Settlement, Capital
Appreciation, "A", 0%, 2046                                                      5,840,000               558,070
Golden State Tobacco Securitization Corp., California
Tobacco Settlement Rev., Asset Backed, "A-1", 5%, 2033                           1,770,000             1,762,601
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A", 5%, 2021 (c)                                                      590,000               591,316
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 5.125%, 2047                                                  1,700,000             1,701,122
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-4", 7.8%, 2013 (c)                                                1,000,000             1,218,860
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2011 (c)                                                2,000,000             2,118,700
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                                      1,635,000             1,674,959
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                          1,435,000             1,511,686
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)                     825,000               880,778
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                         15,000                17,636
New Jersey Tobacco Settlement Financing Corp., "1-A", 5%, 2041                   1,000,000               982,630
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046             860,000               840,108
Rockland Tobacco Asset Securitization Corp., NY, Tobacco
Asset Backed, "C", 0%, 2060                                                     11,045,000               215,157
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2036                               2,115,000               432,581
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2041                               1,560,000               237,058
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                  1,260,000             1,331,719
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028              1,075,000             1,150,874
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)                       50,000                53,563
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                        70,000                68,950
Washington Tobacco Settlement Authority, 6.5%, 2026                                155,000               169,830
                                                                                                   -------------
                                                                                                   $  26,068,220
----------------------------------------------------------------------------------------------------------------
Toll Roads - 1.5%
----------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, "B", MBIA, 0%, 2027                                              $ 4,115,000         $   1,520,863
Niagra Falls NY Brdg Comn, FGIC, 5.25%, 2015 (u)                                 3,000,000             3,222,990
                                                                                                   -------------
                                                                                                   $   4,743,853
----------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.7%
----------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road
Rev., "A", 5.625%, 2011 (c)                                                    $ 4,500,000         $   4,804,875
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
Transit Co.), ETM, 11.5%, 2012 (c)                                               2,900,000             3,798,159
                                                                                                   -------------
                                                                                                   $   8,603,034
----------------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.0%
----------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                                           $   750,000         $     755,715
Foothill-DE Anza Community College District, CA, Capital
Appreciation, "B", AMBAC, 0%, 2034                                                 785,000               221,998
Harrisburg, PA, University of Science, "A", 5.4%, 2016                             235,000               241,864
Harrisburg, PA, University of Science, "B", 6%, 2036                               555,000               575,607
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                       2,500,000             2,950,425
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 5.625%, 2022                                                        400,000               424,140
Illinois Finance Authority Rev. (Illinois Institute of
Technology), "A", 5%, 2036                                                         480,000               487,570
Louisiana State University (Health Sciences Center Project),
MBIA, 6.375%, 2031                                                               2,500,000             2,697,750
New York Dormitory Authority Rev. (Vassar College), 4.25%, 2039                    195,000               185,158
Private Colleges & Universities Authority, GA, Rev. (Mercer
University Project), "A", 5.375%, 2029                                             240,000               246,173
Savannah, GA, Economic Development Authority Rev. (College
of Art & Design, Inc.), 6.5%, 2009 (c)                                             625,000               674,013
University of Arkansas, University Construction Rev. (UAMS
Campus), "B", MBIA, 5%, 2034                                                       300,000               315,294
                                                                                                   -------------
                                                                                                   $   9,775,707
----------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.7%
----------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                $   555,000         $     632,273
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                  1,000,000             1,167,620
Deerfield, IL, Educational Facilities Authority Rev.
(Chicagoland Jewish High School Project), 6%, 2041                                 815,000               837,144
Lee County, FL, Industrial Development Authority Rev. (Lee
Charter Foundation), "A", 5.25%, 2027                                              430,000               433,272
Lee County, FL, Industrial Development Authority Rev. (Lee
Charter Foundation), "A", 5.375%, 2037                                             425,000               429,373
Maryland Health & Higher Educational Facilities Authority
Rev. (Washington Christian Academy), 5.5%, 2038                                    140,000               143,548
Maryland Industrial Development Financing Authority,
Economic Development Authority Rev. (Our Lady of Good
Council), "A", 6%, 2035                                                            150,000               160,533
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                                  1,000,000             1,078,760
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                                   500,000               530,250
                                                                                                   -------------
                                                                                                   $   5,412,773
----------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.3%
----------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev.,
Upper Lynn Canal Regional Power, 5.8%, 2018                                    $   830,000         $     832,150
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                            1,710,000             1,763,352
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Colver), "G", 5.125%, 2015                                350,000               355,604
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.4%, 2009                       250,000               252,693
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), "A", 6.5%, 2013                1,000,000             1,010,750
                                                                                                   -------------
                                                                                                   $   4,214,549
----------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 8.2%
----------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant
Energy, Inc.), "A", 5.375%, 2019                                               $   500,000         $     512,775
Brazos River Authority, TX, Authority Texas Rev. (Reliant
Energy, Inc.), "B", AMBAC, 5.125%, 2020                                          2,000,000             2,072,980
Brazos River Authority, TX, Pollution Control Rev. (TXU
Electric Company), "C", 5.75%, 2036 (a)                                          1,240,000             1,274,422
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.), 5.45%, 2010                  1,250,000             1,250,513
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                                     2,000,000             2,087,460
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.95%, 2028                                     2,270,000             2,367,542
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                        2,195,000             2,234,993
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "C", 5.8%, 2022                                                        2,105,000             2,127,313
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033 (a)        230,000               235,412
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                            1,500,000             1,588,755
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                             1,655,000             1,707,430
Mecklenburg County, VA, Industrial Development Authority
Rev. (UAE Mecklenburg LP), 6.5%, 2017                                              800,000               874,528
New Hampshire Business Finance Authority, Pollution Control
Rev. (Public Service of New Hampshire), 6%, 2021                                 1,000,000             1,039,030
Ohio Air Quality Development Authority, Pollution Control
Rev. (Cleveland Electric), "B", 6%, 2020                                         3,000,000             3,074,490
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), "A", 6.1%, 2025                                       650,000               653,471
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033 (a)         550,000               562,320
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2015                                                1,500,000             1,501,725
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 5.8%, 2016                                                1,000,000             1,006,790
                                                                                                   -------------
                                                                                                   $  26,171,949
----------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.4%
----------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B",
5.55%, 2014                                                                    $ 2,150,000         $   2,248,857
North Carolina Municipal Power Agency (Catawba Electric Rev.), "B",
6.5%, 2020                                                                       2,000,000             2,150,260
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                          3,000,000             3,171,150
Southern California Public Power Authority (Transmission
Project Rev.), RIBS, 7.721%, 2012 (p)                                              100,000               100,200
                                                                                                   -------------
                                                                                                   $   7,670,467
----------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.0%
----------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                           $   205,000         $     210,250
Mississippi Development Bank Special Obligations, Grenada,
MS, Water & Sewer Systems Project, "N", FSA, 5%, 2030                              710,000               748,503
New York, NY, Municipal Water & Sewer Finance Authority
Rev., 5.5%, 2010 (c)                                                             5,000,000             5,322,250
                                                                                                   -------------
                                                                                                   $   6,281,003
----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $429,484,812)                                              $ 457,783,342
----------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.2%
----------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev.
(University of Texas Medical Center), 4%, due 5/01/07                          $   300,000         $     300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil
Corp.), 3.98%, due 5/01/07                                                         200,000               200,000
Pinellas County, FL, Health Facilities Authority Rev.
(Pooled Hospital Loan Program), 4%, due 5/01/07                                    100,000               100,000

----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                               $     600,000
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $430,084,812) (k)                                              $ 458,383,342
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                                  2,606,150
----------------------------------------------------------------------------------------------------------------

PREFERRED SHARES (ISSUED BY THE TRUST) - (43.6)%                                                    (140,073,912)
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                    $ 320,915,580
----------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 4/30/07
Interest Rate Swaps
                                                                                                  UNREALIZED
                       NOTIONAL                          CASH FLOWS          CASH FLOWS          APPRECIATION
EXPIRATION              AMOUNT        COUNTERPARTY       TO RECEIVE            TO PAY           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

8/29/19           USD     35,000,000  Merill Lynch       7-day BMA      4.012% (fixed rate)           $(813,349)

At April 30, 2007, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(a) Mandatory put date is earlier than stated maturity date.
(c) Refunded bond.
(k) As of April 30, 2007, the trust held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $457,783,342 and 99.87% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,240,892, representing
    3.8% of net assets applicable to common shares.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity
FRN        Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
---------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
PSF        Permanent School Fund
XLCA       XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------
INFLOS     Inverse Floating Security
RIBS       Residual Interest Bonds

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07  (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.


ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $430,084,812)             $458,383,342
Cash                                                                   102,280
Receivable for investments sold                                      8,388,075
Interest receivable                                                  8,147,523
Other assets                                                            28,964
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $475,050,184
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Distributions payable on common shares                                $149,524
Payable for investments purchased                                    7,299,344
Payable to the holder of the floating rate certificate from
trust assets                                                         5,369,322
Unrealized depreciation on interest rate swap agreements               813,349
Payable to affiliates
  Management fee                                                        38,709
  Transfer agent and dividend disbursing costs                          34,811
  Administrative services fee                                              979
Payable for independent trustees' compensation                         118,467
Payable for interest expense and fees                                   52,738
Accrued expenses and other liabilities                                 183,449
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $14,060,692
-----------------------------------------------------------------------------------------------------
PREFERRED SHARES
-----------------------------------------------------------------------------------------------------
Series T and Series TH auction preferred shares (5,600
shares issued and oustanding at $25,000 per share) at
liquidation value plus cumulative unpaid dividends                                       $140,073,912
-----------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                   $320,915,580
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital - common shares                                   $315,051,707
Unrealized appreciation (depreciation) on investments               27,485,181
Accumulated net realized gain (loss) on investments                (26,356,994)
Undistributed net investment income                                  4,735,686
-----------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                   $320,915,580
-----------------------------------------------------------------------------------------------------
Preferred shares, at value (5,600 shares issued and
outstanding at $25,000 per share)                                                         140,000,000
-----------------------------------------------------------------------------------------------------
Net assets including preferred shares                                                    $460,915,580
-----------------------------------------------------------------------------------------------------
Common shares of beneficial interest outstanding (40,237,768
shares issued less 55,500 treasury shares)                                                 40,182,268
-----------------------------------------------------------------------------------------------------
Net asset value per common share (net assets of
$320,915,580/40,182,268 shares of beneficial interest outstanding)                              $7.99
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 4/30/07  (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by trust operations.

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest income                                                                           $14,274,061
-----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $1,765,888
  Transfer agent and dividend disbursing costs                           43,434
  Administrative services fee                                            44,423
  Independent trustees' compensation                                     24,116
  Stock exchange fee                                                     18,176
  Preferred shares remarketing agent fee                                173,732
  Custodian fee                                                          60,561
  Shareholder communications                                             26,072
  Auditing fees                                                          34,252
  Legal fees                                                              6,381
  Interest expense and fees                                             120,377
  Miscellaneous                                                          44,436
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $2,361,848
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (11,981)
  Reduction of expenses by investment adviser                              (808)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $2,349,059
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $11,925,002
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $913,001
  Swap transactions                                                  (1,163,000)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $(249,999)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(3,824,051)
  Swap transactions                                                   1,021,297
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                 $(2,802,754)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $(3,052,753)
-----------------------------------------------------------------------------------------------------
Distributions declared from preferred shares                                              $(2,485,192)
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $6,387,057
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      4/30/07                  10/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $11,925,002               $23,219,256
Net realized gain (loss) on investments                              (249,999)                2,614,344
Net unrealized gain (loss) on investments                          (2,802,754)                3,992,547
Distributions declared from preferred shares                       (2,485,192)               (4,638,004)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $6,387,057               $25,188,143
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income                                        $(9,392,326)             $(19,714,328)
-------------------------------------------------------------------------------------------------------
Net asset value of shares issued to common shareholders in
reinvestment of distributions                                        $822,150                $1,428,897
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(2,183,119)               $6,902,712
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                            323,098,699               316,195,987
At end of period (including undistributed net investment
income of $4,735,686 and $4,688,202, respectively)               $320,915,580              $323,098,699
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS
(As Restated)

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                       YEARS ENDED 10/31
                                       ENDED             ----------------------------------------------------------------------
                                     4/30/07                2006            2005            2004            2003           2002
                                 (UNAUDITED)
Net asset value,
beginning of period                    $8.06               $7.92           $7.86           $7.69           $7.61          $7.93
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)            $0.30(z)            $0.58           $0.59           $0.60           $0.61          $0.64
  Net realized and unrealized
  gain (loss) on investments           (0.08)(z)            0.17            0.10            0.16            0.04          (0.38)
  Distributions declared to
  shareholders on preferred shares     (0.06)              (0.12)          (0.08)          (0.04)          (0.04)         (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $0.16               $0.63           $0.61           $0.72           $0.61          $0.21
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income,
  common shares                       $(0.23)             $(0.49)         $(0.55)         $(0.55)         $(0.53)        $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $7.99               $8.06           $7.92           $7.86           $7.69          $7.61
-------------------------------------------------------------------------------------------------------------------------------
Common share market value,
end of period                          $8.40               $8.20           $8.27           $7.83           $7.49          $7.15
-------------------------------------------------------------------------------------------------------------------------------
Total return at market
value (%) (p)                           5.44(n)             5.41           13.18           12.22           12.51          (2.23)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS APPLICABLE TO COMMON
SHARES) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)(p)                       1.48(a)             1.45            1.44            1.46            1.51           1.56
Expenses after expense
reductions (f)(p)                       1.48(a)             1.45            1.44            1.46             N/A            N/A
Expenses after expense
reductions
and excluding interest expense
and fees (f)(l)(p)                      1.40(a)              N/A             N/A             N/A             N/A            N/A
Net investment income (p)               7.47(a)(r)(z)       7.30            7.45            7.70            7.98           8.26
Portfolio turnover                         7                  17              14               9              11             16
Net assets at end of
period (000 omitted)                $320,916            $323,099        $316,196        $312,825        $305,383       $302,010
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                       YEARS ENDED 10/31
                                       ENDED             ----------------------------------------------------------------------
                                     4/30/07                2006            2005            2004            2003           2002
                                 (UNAUDITED)
SUPPLEMENTAL RATIOS (%):
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets including preferred
shares excluding interest
expense and fees (f)(p)                 0.98(a)             1.00            0.99            1.00            1.03           1.07
Preferred shares dividends              1.56(a)             1.46            0.95            0.49            0.48           0.68
Net investment income available
to common shares                        5.91(a)             5.84            6.49            7.22            7.50           7.58

SENIOR SECURITIES:
-------------------------------------------------------------------------------------------------------------------------------
Total preferred shares
outstanding                            5,600               5,600           5,600           5,600           5,600          5,600
Asset coverage per preferred
share (k)                            $82,306             $82,696         $81,464         $80,862         $79,533        $79,090
Involuntary liquidation
preference per preferred share       $25,000             $25,000         $25,000         $25,000         $25,000        $25,000
Approximate market value per
preferred share                      $25,000             $25,000         $25,000         $25,000         $25,000        $25,000

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.

(k) Calculated by subtracting the trust's total liabilities (not including preferred shares) from the trust's total assets and dividing this number by the number of preferred shares outstanding.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(p) Ratio excludes dividend payment on auction preferred shares.
(r) The unaudited net investment income ratio was previously reported incorrectly as 5.21% because it was calculated on both preferred and common shares. The correct net investment income ratio, applicable to common shares, is 7.47%.
(z) The fund applied a change in estimate for amortization of premium and accretion of discount on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for the year ended April 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Trust (the trust) is a trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the trust may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the trust's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the trust's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the trust's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the trust's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the trust and its impact on the trust's financial statements, if any, has not been determined.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements and inverse floaters.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the trust's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the trust with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The trust holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The trust may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The trust invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At April 30, 2007, the trust's payable to the holder of the floating rate certificate from trust assets was $5,369,322. The weighted average interest rate on the floating rate certificates issued by the trust was 3.93%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the six months ended April 30, 2007, interest expense and fees in connection with self-deposited inverse floaters was $119,456. Primary and externally deposited inverse floaters held by the trust are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under the trust's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the trust. Additionally, in the normal course of business, the trust enters into agreements with service providers that may contain indemnification clauses. The trust's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the trust that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The trust may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the trust. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

As a result of the change in estimate for the amortization of premium and accretion of discount on certain debt securities, interest income has been increased by $1,361,696, with a corresponding reduction to net unrealized appreciation (depreciation).

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                            10/31/06

          Ordinary income (including any short-term
          capital gains)                                    $181,879
          Tax-exempt income                               24,170,453
          ----------------------------------------------------------
          Total distributions                            $24,352,332

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                          $422,996,996
          ----------------------------------------------------------
          Gross appreciation                             31,041,999
          Gross depreciation                             (1,005,653)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $30,036,346

          AS OF 10/31/06
          Undistributed ordinary income                    $113,468
          Undistributed tax-exempt income                 4,844,106
          Capital loss carryforwards                    (27,111,418)
          Other temporary differences                    (2,104,018)
          Net unrealized appreciation (depreciation)     33,127,004

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the trust had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/09                                      $(1,744,548)
          10/31/10                                       (2,883,947)
          10/31/11                                      (10,944,821)
          10/31/12                                       (1,858,513)
          10/31/13                                       (9,679,589)
          ----------------------------------------------------------
                                                       $(27,111,418)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the trust, and has determined that there is no impact resulting from the adoption of this Interpretation on the trust's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the trust. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the trust's average weekly net assets (including the value of the auction preferred shares) and 6.32% of gross income. Gross income is calculated based on tax rules that generally include the amortization of premium and exclude the accretion of market discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.77% of the trust's average daily net assets, including preferred shares.

TRANSFER AGENT - Prior to December 18, 2006, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, received a fee from the trust for its services as registrar and dividend-disbursing agent. Pursuant to a written agreement, the trust paid MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. Effective December 18, 2006, the trust has engaged Computershare Trust Company, N.A. ("Computershare") as the sole transfer agent for the trust. MFSC will continue to monitor and supervise the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2007, these fees paid to MFSC amounted to $17,828. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended April 30, 2007, these costs amounted to $23,333.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the trust. Under an administrative services agreement, the trust partially reimburses MFS the costs incurred to provide these services. The trust is charged a fixed amount plus a fee based on calendar year average net assets. The trust's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2007 was equivalent to an annual effective rate of 0.0194% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,467. This amount is included in independent trustees' compensation for the six months ended April 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $111,367 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2007, the fee paid to Tarantino LLC was $1,248. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $808, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $33,647,120 and $34,955,330 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2007, the trust did not repurchase any shares. Transactions in trust shares were as follows:

                                    SIX MONTHS ENDED          YEAR ENDED
                                        4/30/07                10/31/06
                                  SHARES      AMOUNT     SHARES        AMOUNT
  Shares issued to
  shareholders in reinvestment
  of distributions                101,564    $822,150    179,319     $1,428,897

(6) LINE OF CREDIT

The trust and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the trust and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2007, the trust's commitment fee and interest expense on the line of credit were $847 and $921, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

(7) AUCTION PREFERRED SHARES

The trust issued 2,800 shares of Auction Preferred Shares ("APS"), series T and 2,800 of Auction Preferred Shares, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. During the six months ended April 30, 2007, the dividend rates ranged from 2.89% to 4.35%. The trust pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the trust in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to their asset maintenance coverage are not satisfied. The trust is required to maintain certain asset coverage with respect to the APS as defined in the trust's By-Laws and the Investment Company Act of 1940.

In accordance with the provisions of EITF D-98, "Classification and measurements of Redeemable Securities", the trust has reclassified its Auction Preferred Shares outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are classified as a component of the "Change in net assets from operations" on the Statement of Operations and Statement of Changes in Net Assets and as a component of the "Total from investment operations" in the Financial Highlights.

(8) LOSS CONTINGENCY

The issuers of certain bonds held in the fund's portfolio have made public that the Internal Revenue Service (IRS), in connection with an audit of their bonds, has made either a Preliminary Adverse Determination or a Proposed Adverse Determination that interest paid on the bonds is not excludable from gross income for federal tax purposes. While the final resolution is uncertain at this time, the bond issuers may enter into closing agreements with the IRS in satisfaction of all taxes owed. However, if a bond issuer does not settle with the IRS and the IRS issues a final determination of taxability, the fund may be required to amend Form 1099-DIVs issued to shareholders or may enter into a closing agreement with the IRS and pay an agreed upon amount in lieu of reissuing 1099s. Depending on the final disposition of the various audits, an estimate of the cumulative tax liability, including interest, could range from $0 to $393,129, or a maximum share impact of less than $0.01 per share.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Municipal Income Trust (the "Trust"), including the portfolio of investments, as of April 30, 2007, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2007. These interim financial statements and financial highlights are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2006, and financial highlights for each of the five years in the period ended October 31, 2006, and in our report dated December 21, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

October 8, 2007

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the trust's investment advisory agreement is available by clicking on the trust's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call       1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:  Computershare Trust Company, N.A.
           P.O. Box 43078
           Providence, RI 02940-3078

Effective December 18, 2006, Computershare Trust Company, N.A. became the Transfer Agent and Registrar and Computershare Shareholder Services, Inc. became the Dividend Disbursing Agent, succeeding MFS Service Center, Inc.

NUMBER OF SHAREHOLDERS

As of April 30, 2007, our records indicate that there are 2,840 registered shareholders and approximately 12,917 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

           Computershare Trust Company, N.A.
           P.O. Box 43078
           Providence, RI 02940-3078
           1-800-637-2304

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

-------------------------------------------------------------------------------------------------------------
                                         MFS MUNICIPAL INCOME TRUST
-------------------------------------------------------------------------------------------------------------

                                                                                        (D) MAXIMUM NUMBER
                                                                 (C) TOTAL NUMBER OF      (OR APPROXIMATE
                                                                 SHARES PURCHASED AS     DOLLAR VALUE) OF
                                                   (B) AVERAGE     PART OF PUBLICLY     SHARES THAT MAY YET
                            (A) TOTAL NUMBER OF     PRICE PAID    ANNOUNCED PLANS OR    BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED      PER SHARE          PROGRAMS        THE PLANS OR PROGRAMS
-------------------------------------------------------------------------------------------------------------
   11/1/06 - 11/30/06                0                 N/A               N/A                 3,994,370
-------------------------------------------------------------------------------------------------------------
   12/1/06 - 12/31/06                0                 N/A               N/A                 3,994,370
-------------------------------------------------------------------------------------------------------------
    1/1/07 - 1/31/07                 0                 N/A               N/A                 3,994,370
-------------------------------------------------------------------------------------------------------------
    2/1/07 - 2/28/07                 0                 N/A               N/A                 3,994,370
-------------------------------------------------------------------------------------------------------------
    3/1/07 - 3/31/07                 0                 N/A               N/A                 4,016,342
-------------------------------------------------------------------------------------------------------------
    4/1/07 - 4/30/07                 0                 N/A               N/A                 4,016,342
-------------------------------------------------------------------------------------------------------------
          TOTAL                      0                 N/A               N/A
-------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2007 plan year is 4,016,342.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                      NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS MUNICIPAL INCOME TRUST
              -----------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 10, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date: October 10, 2007
      ---------------

By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer
                          (Principal Financial Officer and
                          Accounting Officer)

Date: October 10, 2007
      ---------------

*  Print name and title of each signing officer under his or her signature.